FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions		1 Months Ended
	Apr. 30, 2025 USD ($) interestRateSwap	Mar. 31, 2025 USD ($) interest_rate_swap_transaction	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Derivative [Line Items]
Notional principal	$ 150.0	$ 100.0
Number of swap transactions entered into | interest_rate_swap_transaction		1
Number of interest rate swaps with shortened durations | interestRateSwap	3
Derivative, average fixed interest rate	3.46%	3.66%
Derivative, average remaining maturity	1 year 9 months 18 days	2 years
Interest rate swap
Derivative [Line Items]
Notional principal			$ 850.0	$ 635.0